Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000026729
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	27.95%	4.20%	8.43%
C000026731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares
Average Annual Return, Percent	33.34%	4.82%	8.60%
C000176447
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000026732
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000055072
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	30.25%	9.87%	10.79%
C000055073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares
Average Annual Return, Percent	35.87%	10.26%	10.74%
C000138433
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000055075
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000055074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000026733
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	21.80%	5.13%	10.39%
C000026735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares
Average Annual Return, Percent	27.07%	5.66%	10.48%
C000164583
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000195257
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000026736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
C000026743
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	39.33%	13.99%	11.99%
C000026745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares
Average Annual Return, Percent	45.30%	14.39%	11.94%
C000082649
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000043493
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Without Sales Load [Member] | C000026729
Average Annual Return [Line Items]
Average Annual Return, Percent	35.39%	5.38%	9.05%
Without Sales Load [Member] | C000026731
Average Annual Return [Line Items]
Average Annual Return, Percent	34.34%	4.82%	8.60%
Without Sales Load [Member] | C000176447
Average Annual Return [Line Items]
Average Annual Return, Percent	35.86%	5.86%	9.47%
Without Sales Load [Member] | C000026732
Average Annual Return [Line Items]
Average Annual Return, Percent	35.31%	5.33%	9.03%
Without Sales Load [Member] | C000055072
Average Annual Return [Line Items]
Average Annual Return, Percent	37.81%	11.11%	11.42%
Without Sales Load [Member] | C000055073
Average Annual Return [Line Items]
Average Annual Return, Percent	36.81%	10.26%	10.74%
Without Sales Load [Member] | C000138433
Average Annual Return [Line Items]
Average Annual Return, Percent	38.26%	11.46%	11.77%
Without Sales Load [Member] | C000055075
Average Annual Return [Line Items]
Average Annual Return, Percent	38.19%	11.40%	11.70%
Without Sales Load [Member] | C000055074
Average Annual Return [Line Items]
Average Annual Return, Percent	37.26%	10.70%	11.00%
Without Sales Load [Member] | C000026733
Average Annual Return [Line Items]
Average Annual Return, Percent	28.90%	6.32%	11.01%
Without Sales Load [Member] | C000026735
Average Annual Return [Line Items]
Average Annual Return, Percent	28.07%	5.66%	10.48%
Without Sales Load [Member] | C000164583
Average Annual Return [Line Items]
Average Annual Return, Percent	29.48%	6.82%	11.46%
Without Sales Load [Member] | C000195257
Average Annual Return [Line Items]
Average Annual Return, Percent	29.52%	6.82%	11.38%
Without Sales Load [Member] | C000026736
Average Annual Return [Line Items]
Average Annual Return, Percent	28.89%	6.35%	11.05%
Without Sales Load [Member] | C000026743
Average Annual Return [Line Items]
Average Annual Return, Percent	47.43%	15.28%	12.63%
Without Sales Load [Member] | C000026745
Average Annual Return [Line Items]
Average Annual Return, Percent	46.30%	14.39%	11.94%
Without Sales Load [Member] | C000082649
Average Annual Return [Line Items]
Average Annual Return, Percent	47.90%	15.63%	12.94%
Without Sales Load [Member] | C000043493
Average Annual Return [Line Items]
Average Annual Return, Percent	47.90%	15.64%	12.80%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	37.86%	14.60%	12.44%
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Average Annual Return, Percent	34.44%	10.17%	9.55%
Federated Investors Inc. Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%	11.45%	11.19%
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Average Annual Return, Percent	34.44%	10.17%	9.55%
Federated Investors Inc. Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%	11.45%	11.19%
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Average Annual Return, Percent	34.44%	10.17%	9.55%
Federated Investors Inc. Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%	11.45%	11.19%
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Average Annual Return, Percent	34.44%	10.17%	9.55%
Federated Investors Inc. Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%	11.45%	11.19%
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Average Annual Return, Percent	41.03%	14.86%	12.85%
Federated Investors Inc. Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	43.77%	18.99%	16.18%
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Average Annual Return, Percent	41.03%	14.86%	12.85%
Federated Investors Inc. Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	43.77%	18.99%	16.18%
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Average Annual Return, Percent	41.03%	14.86%	12.85%
Federated Investors Inc. Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	43.77%	18.99%	16.18%
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Average Annual Return, Percent	41.03%	14.86%	12.85%
Federated Investors Inc. Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	43.77%	18.99%	16.18%
Federated Investors Inc. Index: Morningstar Large Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Large Growth Funds Average
Average Annual Return, Percent	41.03%	14.86%	12.85%
Federated Investors Inc. Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	43.77%	18.99%	16.18%
Federated Investors Inc. Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%	7.92%	8.15%
Federated Investors Inc. Index: Morningstar Small Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Average
Average Annual Return, Percent	33.60%	8.66%	8.65%
Federated Investors Inc. Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%	7.92%	8.15%
Federated Investors Inc. Index: Morningstar Small Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Average
Average Annual Return, Percent	33.60%	8.66%	8.65%
Federated Investors Inc. Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%	7.92%	8.15%
Federated Investors Inc. Index: Morningstar Small Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Average
Average Annual Return, Percent	33.60%	8.66%	8.65%
Federated Investors Inc. Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%	7.92%	8.15%
Federated Investors Inc. Index: Morningstar Small Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Average
Average Annual Return, Percent	33.60%	8.66%	8.65%
Federated Investors Inc. Index: Russell 2000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	36.49%	7.92%	8.15%
Federated Investors Inc. Index: Morningstar Small Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Small Growth Funds Average
Average Annual Return, Percent	33.60%	8.66%	8.65%
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Average Annual Return, Percent	34.44%	10.17%	9.55%
Federated Investors Inc. Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%	11.45%	11.19%
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Average Annual Return, Percent	34.44%	10.17%	9.55%
Federated Investors Inc. Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%	11.45%	11.19%
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Average Annual Return, Percent	34.44%	10.17%	9.55%
Federated Investors Inc. Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%	11.45%	11.19%
Federated Investors Inc. Index: Morningstar Mid-Cap Growth Funds Average
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Mid-Cap Growth Funds Average
Average Annual Return, Percent	34.44%	10.17%	9.55%
Federated Investors Inc. Index: Russell Midcap® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	38.67%	11.45%	11.19%